Pensions and Other Post-employment Benefits - Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ 741	£ 183
Benefit plans	(3,113)	(3,650)	£ (3,457)
Other Noncurrent Assets [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	741	183	127
Assets classified as held for sale [member] | Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	0	0	(9)
Pensions and other post-employment benefits [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	(1,870)	(2,287)	(2,048)
Pensions and other post-employment benefits [member] | Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ (1,243)	£ (1,363)	£ (1,409)